Stockholders' Equity and Stock Compensation (Assumptions for Estimating Fair Value of Options Granted Using Black-Scholes Option Pricing Model) (Detail) (Stock Incentive Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate		2.25%
Expected volatility	80.00%	80.00%
Expected term (years)	7 years	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate	1.20%		2.25%
Expected volatility			80.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Risk-free interest rate	2.25%		3.00%
Expected volatility			85.00%